UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey          February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $855,973
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number       Name

1.                28-10536                   Pennant Offshore Partners, Ltd.

2.                28-10768                   Pennant Onshore Qualified, L.P.

3.                28-10746                   Pennant General Partner, LLC

4.                28-                        Pennant Windward Fund, L.P.

5.                28-                        Pennant Windward Fund, Ltd.



FORM 13F INFORMATION TABLE
December 31, 2005


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7         COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETN  MGRS        SOLE       SHARED NONE
--------------                --------        -----       --------  -------   --- ----  --------  ----        ----       ------ ----
ACCREDITED HOME LENDERS HLD        COM        00437P107   35,851      723,100 SH        DEFINED   1,2,3,4,5     723,100  0      0
AGERE SYS INC.                     COM        00845v308   25,800    2,000,000 SH        DEFINED   1,2,3,4,5   2,000,000  0      0
ALLEGHANY CORP DEL                 COM        017175100    9,502       33,458 SH        DEFINED   1,2,3,4,5      33,458  0      0
AMERICAN INT GROUP, INC            COM        026874107   12,281      180,000 SH        DEFINED     3,4,5       180,000  0      0
ARCH CAP GROUP LTD.                ORD        g0450a105   14,925      272,600 SH        DEFINED   1,2,3,4,5     272,600  0      0
ARCH COAL INC.                     COM        039380100   19,859      249,800 SH        DEFINED   1,2,3,4,5     249,800  0      0
AXCAN PHARMA INC.                  COM        054923107   39,382    2,601,200 SH        DEFINED   1,2,3,4,5   2,601,200  0      0
BEA SYS, INC.                      COM        073325102   14,849    1,579,708 SH        DEFINED   1,2,3,4,5   1,579,708  0      0
CF INDS HLDGS                      COM        125269100   37,387    2,451,600 SH        DEFINED   1,2,3,4,5   2,451,600  0      0
CANO PETE INC                      COM        137801106    1,599      207,700 SH        DEFINED       3         207,700  0      0
COMCAST CORP NEW                  CL A        20030N101   19,663      758,600 SH        DEFINED   1,2,3,4,5     758,600  0      0
DOLLAR THRIFTY AUTOMOTIVE GP       COM        256743105   10,900      302,200 SH        DEFINED   1,2,3,4,5     302,200  0      0
ENTERSYS NETWORKS INC              COM        293637401   20,768    1,563,875 SH        DEFINED     1,2,3     1,563,875  0      0
FEDERAL HOME LN MTG CORP           COM        313400301   19,605      300,000 SH        DEFINED   1,2,3,4,5     300,000  0      0
FIDELITY NATL FINL INC.            COM        316326107   46,492    1,263,700 SH        DEFINED   1,2,3,4,5   1,263,700  0      0
FIDELITY NATL TITLE GROUP IN      CL A        31620R105    4,251      174,598 SH        DEFINED   1,2,3,4,5     174,598  0      0
GENERAL ELECTRIC CO.               COM        369604103   10,515      300,000 SH        DEFINED     3,4,5       300,000  0      0
GRIFFON CORP                       COM        398433102    5,743      241,200 SH        DEFINED     1,2,3       241,200  0      0
JER INVT TR INC.                   COM        46614H301    1,695      100,000 SH        DEFINED     1,2,3       100,000  0      0
KADANT INC.                        COM        48282T104    7,757      419,300 SH        DEFINED     1,2,3       419,300  0      0
LEVITT CORP                       CL A        52742p108   20,937      920,700 SH        DEFINED     1,2,3       920,700  0      0
LIPMAN ELECTRONIC ENGINEERING      ORD        m6772h101    9,425      405,379 SH        DEFINED   1,2,3,4,5     405,379  0      0
MDC PARTNERS INC              CL A SUB VTG    552697104    1,814      283,400 SH        DEFINED     1,2,3       283,400  0      0
MASSEY ENERGY CORP                 COM        576206106   10,812      285,500 SH        DEFINED   1,2,3,4,5     285,500  0      0
MCDONALDS CORP.                    COM        580135101   12,038      357,000 SH        DEFINED   1,2,3,4,5     357,000  0      0
MERCK & Co. Inc                    Com        589331107    6,964      218,930 SH        DEFINED     2,3,4       218,930  0      0
MICROSOFT CORP                     COM        594918104   10,460      400,000 SH        DEFINED     3,4,5       400,000  0      0
MONEYGRAM INTL INC                 COM        60935y109   15,755      604,100 SH        DEFINED   1,2,3,4,5     604,100  0      0
NASDAQ STOCK MARKET INC            COM        631103108    5,625      159,900 SH        DEFINED   1,2,3,4,5     159,900  0      0
NRG ENERGY INC                     COM        629377508   24,611      522,300 SH        DEFINED   1,2,3,4,5     522,300  0      0
NEWMONT MINING CORP                COM        651639106   30,929      579,200 SH        DEFINED   1,2,3,4,5     579,200  0      0
OLD REP INTL CORP                  COM        680223104   20,850      992,500 SH        DEFINED   1,2,3,4,5     992,500  0      0
ORACLE CORP                        COM        68389x105    9,768      800,000 SH        DEFINED     3,4,5       800,000  0      0
PAR PHARMACEUTICAL CO INC          COM        69888p106   39,814    1,270,400 SH        DEFINED   1,2,3,4,5   1,270,400  0      0
PFIZER INC.                        COM        717081103   12,951      555,360 SH        DEFINED     2,3,4       555,360  0      0
RADVISION LTD                      ORD        M81869105    6,698      403,900 SH        DEFINED     1,2,3       403,900  0      0
RINKER GROUP LTD              SPONSORED ADR   76687m101   29,869      497,400 SH        DEFINED   1,2,3,4,5     497,400  0      0
RUDOLPH TECHNOLOGIES, INC.         COM        781270103    5,644      438,200 SH        DEFINED     1,2,3       438,200  0      0
SITEL CORP                         COM        82980k107      273       87,400 SH        DEFINED       3          87,400  0      0
SANFILIPPO JOHN B & SON, INC       Com        800422107    3,801      294,000 SH        DEFINED     1,2,3       294,000  0      0
SAXON CAP INC                      COM        80556t106   10,764      950,000 SH        DEFINED     1,2,3       950,000  0      0
SYMANTEC CORP                      COM        871503108   49,632    2,836,100 SH        DEFINED   1,2,3,4,5   2,836,100  0      0
UNIVERSAL STAINLESS & Alloy        Com        913837100    9,348      623,190 SH        DEFINED     1,2,3       623,190  0      0
VERIZON COMMUNICATIONS             COM        92343v104      753       25,000 SH        DEFINED   1,2,3,4,5      25,000  0      0
VIAD CORP                          COM        92552R406    7,852      267,700 SH        DEFINED     1,2,3       267,700  0      0
WALTER INDS INC                    COM        93317q105   42,550      855,800 SH        DEFINED   1,2,3,4,5     855,800  0      0
WASHINGTON GROUP INTL. INC         COM        938862208   23,296      439,800 SH        DEFINED   1,2,3,4,5     439,800  0      0
WHIRLPOOL CORP                     COM        963320106   26,317      314,200 SH        DEFINED   1,2,3,4,5     314,200  0      0
GEAC COMPUTER LTD                  COM        368289104   42,361    3,886,300 SH        DEFINED   1,2,3,4,5   3,886,300  0      0
HUMMINGBIRD INC                    COM        44544r101    5,238      240,200 SH        DEFINED     1,2,3       240,200  0      0

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